Acquisitions - Fair Value of Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Nov. 17, 2014	Oct. 20, 2014	Oct. 11, 2013
APPI
Amortizable intangible assets:
Fair Value		$ 480
APPI | Customer relationships
Amortizable intangible assets:
Fair Value		$ 300
Weighted Average Useful Life (Years)		10 years
APPI | Other
Amortizable intangible assets:
Fair Value		$ 180
Weighted Average Useful Life (Years)		4 years
SCI
Amortizable intangible assets:
Fair Value	$ 10,600
SCI | Customer relationships
Amortizable intangible assets:
Fair Value	$ 7,900
Weighted Average Useful Life (Years)	8 years
SCI | Other
Amortizable intangible assets:
Fair Value	$ 2,700
Weighted Average Useful Life (Years)	14 years
Ridgeline
Amortizable intangible assets:
Fair Value			$ 15,890
Ridgeline | Customer relationships
Amortizable intangible assets:
Fair Value			$ 15,600
Weighted Average Useful Life (Years)			10 years
Ridgeline | Other
Amortizable intangible assets:
Fair Value			$ 290
Weighted Average Useful Life (Years)			2 years